Fair Value Amounts of Outstanding Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Current assets	$ 0.2
Noncurrent assets	1.9
Current liabilities	(71.2)	(109.9)	(45.6)
Noncurrent liabilities	(8.0)		(22.4)
Total	(77.1)	(109.9)	(68.0)
Commodity Swaps And Futures
Derivatives, Fair Value [Line Items]
Current assets	0.2
Noncurrent assets	1.9
Current liabilities	(71.2)	(109.9)	(45.6)
Noncurrent liabilities	$ (8.0)		$ (22.4)